Financial investments (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment [Line Items]
Current investments	R$ 487,924	R$ 782,612
Financial assets, average return percentage.	100.00%
Financial Assets Interest Rate	12.15%
Brazilian Treasury Bonds [Member]
Investment [Line Items]
Financial assets, average return percentage.	100.00%
Brazilian Treasury Bonds [Member] | Selic Interest Rate
Investment [Line Items]
Financial Assets Interest Rate		11.65%